OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
OPERATING EXPENSES (Tables) [Line Items]
Disclosure of performance-based compensation costs [text block]	The table below analyses the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	2017	2016	2015
	£m	£m	£m
Performance-based compensation expense comprises:
Awards made in respect of the year ended 31 December	334	312	280
Awards made in respect of earlier years	139	163	129
	473	475	409

Performance-based compensation expense deferred until later years comprises:
Awards made in respect of the year ended 31 December	127	123	114
Awards made in respect of earlier years	35	41	56
	162	164	170

Disclosure of information about employees [text block]	The average number of persons on a headcount basis employed by the Group during the year was as follows:
	2017	2016	2015
UK	75,150	79,606	84,922
Overseas	794	812	781
Total	75,944	80,418	85,703

Operating expense [Member]
OPERATING EXPENSES (Tables) [Line Items]
Disclosure of other operating expense [text block]
	2017 £m	2016 £m	2015 £m
Staff costs:
Salaries	2,679	2,750	2,808
Performance-based compensation	473	475	409
Social security costs	361	363	349
Pensions and other post-retirement benefit schemes (note 35)	625	555	548
Restructuring costs	24	241	104
Other staff costs	448	433	459
	4,610	4,817	4,677
Premises and equipment:
Rent and rates	365	365	368
Repairs and maintenance	231	187	173
Other	134	120	174
	730	672	715
Other expenses:
Communications and data processing	882	848	893
Advertising and promotion	208	198	253
Professional fees	328	265	262
UK bank levy	231	200	270
TSB disposal	–	–	665
Other	814	873	703
	2,463	2,384	3,046
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 26)	1,944	1,761	1,534
Amortisation of acquired value of in-force non-participating investment contracts (note 24)	34	37	41
Amortisation of other intangible assets (note 25)	392	582	537
	2,370	2,380	2,112
Goodwill impairment (note 23)	8	–	–
Total operating expenses, excluding regulatory provisions	10,181	10,253	10,550
Regulatory provisions:
Payment protection insurance provision (note 37)	1,300	1,350	4,000
Other regulatory provisions[1] (note 37)	865	1,024	837
	2,165	2,374	4,837
Total operating expenses	12,346	12,627	15,387
1	In 2016, regulatory provisions of £61 million were charged against income.

Lloyds Banking Group [Member]
OPERATING EXPENSES (Tables) [Line Items]
Disclosure of auditors' remuneration [text block]	Fees payable to the Company’s auditors by the Group are as follows:

	2017	2016	2015
	£m	£m	£m

Fees payable for the audit of the Company’s current year annual report	1.5	1.5	1.2
Fees payable for other services:
Audit of the Company’s subsidiaries pursuant to legislation	18.6	14.7	14.9
Other services supplied pursuant to legislation	3.0	3.1	2.2
Total audit fees	23.1	19.3	18.3
Other services – audit related fees	1.2	3.1	3.2
Total audit and audit related fees	24.3	22.4	21.5
Services relating to taxation:
Taxation compliance services	–	0.2	0.2
All other taxation advisory services	–	0.1	0.1
	–	0.3	0.3
Other non-audit fees:
Services relating to corporate finance transactions	1.2	0.1	0.2
Other services	2.4	1.5	2.3
Total other non-audit fees	3.6	1.6	2.5
Total fees payable to the Company’s auditors by the Group	27.9	24.3	24.3

Entities Outside of Lloyds [Member]
OPERATING EXPENSES (Tables) [Line Items]
Disclosure of auditors' remuneration [text block]	During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds B

	2017	2016	2015
	£m	£m	£m
Audits of Group pension schemes	0.1	0.3	0.3
Audits of the unconsolidated Open Ended Investment Companies managed by the Group	0.3	0.4	0.4
Reviews of the financial position of corporate and other borrowers	–	1.2	3.1
Acquisition due diligence and other work performed in respect of potential venture capital investments	0.1	1.0	1.2